CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Issued capital [member]	Non-controlling interests [member]	Subscriptions Receivable	Reserve of exchange differences on translation [member]	Other reserves [member]	Treasury shares [member]	Retained earnings [member]	Total
Balance at the beginning, as restated at Dec. 31, 2018		$ 16,460,431			$ (14,895)	$ (5,123,337)	$ (132,501)	$ (5,071,564)	$ 6,118,134
Net loss								(1,230,319)	(1,230,319)	[1]
Foreign currency translation					(308,172)				(308,172)	[1]
Shares issued for cash		2,599,978							2,599,978
Shares issued for conversion of convertible notes		1,125,774		$ (1,125,774)
Shares issued for acquisition of Entrepreneur Resorts Ltd		6,400,000						398,748	6,798,748
Share based compensation		171,768							171,768
Adjustments to book value method	[2]					(8,398,000)			(8,398,000)
Balance at the end. at Dec. 31, 2019		26,846,043		(1,125,774)	(323,067)	(13,521,337)	(494,476)	(6,050,692)	5,330,697	[2]
Balance at the end at Dec. 31, 2019								(6,050,692)	5,330,697
Net loss								(3,192,315)	(3,192,315)	[1]
Foreign currency translation					2,129,081				2,129,081	[1]
Shares issued for cash		2,222,000							2,222,000
Shares issued for subscriptions receivable		915,763		(915,763)
Shares issued for conversion of convertible notes		2,664,004							2,664,004
Shares issued for acquisition of Entrepreneur Resorts Ltd		17,798,374							17,798,374
Eliminations on acquisition of Entrepreneur Resorts				140,680			$ 494,476		635,156
Shares issued in satisfaction of a liability, net of derivative liability		100,000							100,000
Non-controlling Interest		(314,350)	$ 257,154		(17,963)			75,159
Share based compensation		398,605							398,605
Adjustments to book value method	[1]					(20,379,513)			(20,379,513)
Balance at the end. at Dec. 31, 2020		50,630,439	257,154	(1,900,857)	1,788,051	(33,900,850)		(9,167,848)	7,706,089	[2]
Balance at the end at Dec. 31, 2020			257,154					(9,167,848)	7,706,089
Net loss								(4,489,198)	(4,489,198)
Foreign currency translation					230,081				230,081
Adjustment against capital and retained earnings						(16,517)			(16,517)
Shares issued for cash		3,127,442							3,127,442
Shares issued for conversion of convertible notes		181,175							181,175
Funds received for shares to be issued			953,087						953,087
Non-controlling Interest		(3,308,617)	3,134,658		10,597			163,362
Share based compensation		293,837							293,837
Balance at the end. at Dec. 31, 2021		$ 50,924,276	$ 4,344,899	$ (1,900,857)	$ 2,028,729	$ (33,917,367)		$ (13,493,684)	$ 7,985,996

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination
[2]	Restatements in Note 35 to align with IFRS 3 book value method for business combination